Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			3 Months Ended
	Mar. 01, 2017	Jan. 23, 2017	Mar. 28, 2017
Capital Unit, Class C [Member]
Subsequent Events (Details) [Line Items]
Annual Expense on Trust, Percentage			10.18%
Capital Unit, Class D [Member]
Subsequent Events (Details) [Line Items]
Annual Expense on Trust, Percentage			15.03%
Held by Wells Fargo Bank N.A. [Member]
Subsequent Events (Details) [Line Items]
Cash and Cash Equivalents, Period Increase (Decrease)	$ (148,363)	$ (2,333,333)
OASIS RPM [Member]
Subsequent Events (Details) [Line Items]
Allocation of Trust Funds, Amount	148,363	2,333,333
OASIS RPM [Member] | OASIS Revolution Capital Mgmt Series [Member]
Subsequent Events (Details) [Line Items]
Allocation of Trust Funds, Amount	98,805	1,666,667
OASIS RPM [Member] | OASIS Claughton Capital Mgmt Series [Member]
Subsequent Events (Details) [Line Items]
Allocation of Trust Funds, Amount	9,076	333,333
OASIS RPM [Member] | OASIS Degraves Capital Mgmt Series [Member]
Subsequent Events (Details) [Line Items]
Allocation of Trust Funds, Amount	$ 38,081	$ 333,333